BORROWINGS (Tables)	6 Months Ended
Jun. 30, 2024
BORROWINGS
Schedule of borrowings

	As of December 31,	As of June 30,
	2023	2024
	US$	US$
Current
Short-term borrowings:
Bank loans	4,235,673	4,209,463
Current portion of long-term borrowings	4,161,549	11,765,449
Total current borrowings	8,397,222	15,974,912
Non-Current
Long-term borrowings:
Bank loans	13,540,034	4,560,251
Total non-current borrowings	13,540,034	4,560,251
Total borrowings	21,937,256	20,535,163

Schedule of future maturities of short-term borrowings and long-term borrowings

As of June 30,
2024
US$
Remainder of 2024	2,869,451
2025	17,244,766
2026	420,946
20,535,163